Income Tax Expense - Deferred Taxes Directly Charged to (Credited from) Equity (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred taxes directly charged to (credited from) equity	₩ (173,676)	₩ 11,912	₩ 43,359
Valuation gain (loss) on financial assets measured at fair value [member]
Deferred taxes directly charged to (credited from) equity	(166,612)	2,983	41,461
Share of other comprehensive income (loss) of associates and joint ventures [Member]
Deferred taxes directly charged to (credited from) equity	(14)	2,279	278
Valuation loss on derivatives [Member]
Deferred taxes directly charged to (credited from) equity	(6,886)	(16,083)	(9,223)
Reserve of remeasurements of defined benefit plans [Member]
Deferred taxes directly charged to (credited from) equity	₩ (164)	₩ 22,733	₩ 10,843